UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II              `            CLEAR RIVER FUND(R)
                                                             APRIL 30, 2010
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.1%

                                                        SHARES          VALUE
                                                        ------        ----------
CONSUMER DISCRETIONARY -- 8.2%
  Arbitron ...................................          11,673        $  359,645
  GameStop, Cl A * ...........................          11,776           286,275
  Harte-Hanks ................................          19,225           276,840
  John Wiley & Sons, Cl A ....................           7,274           307,472
  Lowe's .....................................          20,221           548,393
  McDonald's .................................          10,485           740,136
  Men's Wearhouse ............................           8,850           209,125
  NIKE, Cl B .................................           8,660           657,381
  Nintendo ADR ...............................          12,875           539,463
  Scientific Games, Cl A * ...................          18,189           267,560
  Sherwin-Williams ...........................           3,279           255,992
  VF .........................................           1,910           165,062
                                                                      ----------
                                                                       4,613,344
                                                                      ----------

CONSUMER STAPLES -- 13.1%
  Coca-Cola ....................................        13,287           710,190
  Colgate-Palmolive ............................         8,182           688,106
  Dean Foods * .................................        11,335           177,959
  Diageo ADR ...................................        11,887           809,980
  Energizer Holdings * .........................         2,969           181,406
  Kellogg ......................................        10,066           553,026
  Nestle ADR ...................................        26,395         1,290,715
  PepsiCo ......................................         8,446           550,848
  Reckitt Benckiser Group ......................        15,837           824,410
  Tesco ........................................        96,554           642,714
  Unilever .....................................         6,372           192,817
  Viterra * ....................................        14,460           122,410
  Wal-Mart Stores ..............................        12,425           666,601
                                                                      ----------
                                                                       7,411,182
                                                                      ----------

THE ADVISORS' INNER CIRCLE FUND II              `            CLEAR RIVER FUND(R)
                                                             APRIL 30, 2010
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED

                                                        SHARES          VALUE
                                                        ------        ----------
ENERGY -- 10.6%
  Apache .......................................         4,429          $450,695
  BP ADR .......................................        14,111           735,889
  Chevron ......................................         8,460           688,982
  CNOOC ADR ....................................         2,755           484,660
  Core Laboratories ............................         2,014           301,878
  Exxon Mobil ..................................         6,345           430,508
  FMC Technologies * ...........................         5,709           386,442
  Noble ........................................        12,837           506,933
  Occidental Petroleum .........................         3,197           283,446
  Oceaneering International * ..................         4,245           278,048
  Southwestern Energy * ........................         7,052           279,823
  Transocean * .................................        10,193           738,483
  XTO Energy ...................................         9,295           441,699
                                                                      ----------
                                                                       6,007,486
                                                                      ----------

FINANCIALS -- 10.9%
  Aflac ..........................................      15,910           810,774
  Allstate .......................................      22,977           750,658
  AMB Property REIT ..............................       4,645           129,410
  Bank of New York Mellon ........................      24,438           760,755
  Berkshire Hathaway, Cl B * .....................       2,500           192,500
  Charles Schwab .................................      32,308           623,221
  Goldman Sachs Group ............................       3,875           562,650
  HSBC Holdings ADR ..............................       7,873           400,657
  Leucadia National * ............................      11,596           293,495
  Markel * .......................................       1,048           401,216
  Morningstar * ..................................       5,153           242,243
  Plum Creek Timber REIT .........................       6,775           269,645
  PNC Financial Services Group ...................       3,786           254,457
  TCF Financial ..................................      18,198           339,029

THE ADVISORS' INNER CIRCLE FUND II              `            CLEAR RIVER FUND(R)
                                                             APRIL 30, 2010
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED

                                                        SHARES          VALUE
                                                        ------        ----------
FINANCIALS -- CONTINUED
  Tejon Ranch * ..................................       4,195        $  120,648
                                                                      ----------
                                                                       6,151,358
                                                                      ----------
HEALTH CARE -- 8.9%
  Abbott Laboratories ............................      10,955           560,458
  Baxter International ...........................       4,795           226,420
  Johnson & Johnson ..............................      10,746           690,968
  McKesson .......................................       2,230           144,526
  Medco Health Solutions * .......................      14,099           830,713
  Mednax * .......................................       5,488           301,511
  Mettler-Toledo International * .................       2,750           345,070
  Quest Diagnostics ..............................      13,425           767,373
  Sanofi-Aventis ADR .............................       4,250           144,967
  Thermo Fisher Scientific * .....................      11,938           659,932
  VCA Antech * ...................................      12,034           342,488
                                                                      ----------
                                                                       5,014,426
                                                                      ----------

INDUSTRIALS -- 14.8%
  3M .............................................       9,045           802,020
  ABB ADR ........................................      24,816           475,475
  Alexander & Baldwin ............................       8,943           318,192
  ATC Technology * ...............................       8,697           177,766
  CH Robinson Worldwide ..........................       9,941           599,442
  Graco ..........................................       6,527           226,356
  Illinois Tool Works ............................      10,920           558,012
  Komatsu ........................................      30,409           617,116
  Middleby * .....................................       4,496           274,796
  Orbital Sciences * .............................      16,500           303,270
  Precision Castparts ............................       3,250           417,105
  Republic Services, Cl A ........................      31,668           982,658
  School Specialty * .............................       7,412           173,885
  Stericycle * ...................................       4,553           268,172

THE ADVISORS' INNER CIRCLE FUND II              `            CLEAR RIVER FUND(R)
                                                             APRIL 30, 2010
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED

                                                        SHARES          VALUE
                                                        ------        ----------
INDUSTRIALS -- CONTINUED
  Tyco International .............................      14,060        $  545,388
  Union Pacific ..................................      11,204           847,695
  United Technologies ............................      10,719           803,389
                                                                      ----------
                                                                       8,390,737
                                                                      ----------

INFORMATION TECHNOLOGY -- 14.2%
  Accenture, Cl A ................................      15,313           668,259
  ANSYS * ........................................       6,256           281,520
  Apple * ........................................       2,150           561,408
  Cisco Systems * ................................      29,287           788,406
  DealerTrack Holdings * .........................      10,420           158,905
  Fiserv * .......................................       3,325           169,874
  Global Payments ................................       5,795           248,084
  Google, Cl A * .................................       1,165           612,138
  Hewlett-Packard ................................      10,730           557,638
  International Business Machines ................       5,663           730,527
  NeuStar, Cl A * ................................      10,974           268,534
  Nokia ADR ......................................      41,981           510,489
  QUALCOMM .......................................      13,998           542,283
  Rofin-Sinar Technologies * .....................       6,582           174,818
  SAP ADR ........................................      10,354           491,297
  Symantec * .....................................       5,495            92,151
  Taiwan Semiconductor Manufacturing ADR .........      59,436           629,427
  Wright Express * ...............................       6,768           229,909
  Zebra Technologies, Cl A * .....................      12,091           351,244
                                                                      ----------
                                                                       8,066,911
                                                                      ----------
MATERIALS -- 4.3%

  Barrick Gold ...................................       6,689           291,306
  BHP Billiton ADR ...............................      10,488           763,422
  Compass Minerals International .................       3,272           246,414
  Freeport-McMoRan Copper & Gold .................       1,655           125,002

THE ADVISORS' INNER CIRCLE FUND II              `            CLEAR RIVER FUND(R)
                                                             APRIL 30, 2010
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED

                                                        SHARES          VALUE
                                                        ------        ----------
MATERIALS -- CONTINUED
  Monsanto .........................................     3,610          $227,646
  Nucor ............................................     3,720           168,590
  Teck Resources, Cl B .............................     6,513           255,440
  Thompson Creek Metals * ..........................    19,918           255,349
  Weyerhaeuser .....................................     2,575           127,514
                                                                      ----------
                                                                       2,460,683
                                                                      ----------
TELECOMMUNICATION SERVICES -- 2.0%
  Neutral Tandem * .................................    15,260           258,657
  NII Holdings * ...................................     4,425           187,709
  Telefonica ADR ...................................    10,281           696,846
                                                                      ----------
                                                                       1,143,212
                                                                      ----------
UTILITIES -- 3.1%
  Edison International .............................    23,955           823,333
  UGI ..............................................    11,658           320,479
  Xcel Energy ......................................    28,036           609,783
                                                                      ----------
                                                                       1,753,595
                                                                      ----------
  TOTAL COMMON STOCK
    (Cost $40,623,530) .............................                  51,012,934
                                                                      ----------

EXCHANGE TRADED FUNDS -- 7.1%
  iShares Barclays 1-3 Year Treasury Bond Fund .....     7,047           588,706
  iShares MSCI Brazil Index Fund ...................     5,941           429,534
  iShares MSCI EAFE Index Fund .....................     4,630           252,011
  iShares MSCI Japan Index Fund ....................    75,633           785,827
  SPDR Barclays Capital 1-3 Month Treasury Bill ETF      1,723            78,982
  SPDR S&P 500 ETF Trust ...........................     4,720           561,019

THE ADVISORS' INNER CIRCLE FUND II              `            CLEAR RIVER FUND(R)
                                                             APRIL 30, 2010
                                                             (UNAUDITED)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- CONTINUED

                                                        SHARES          VALUE
                                                        ------        ----------
  Vanguard Emerging Markets ETF ..................      31,740       $ 1,334,985
                                                                     -----------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $2,992,581) ............................                     4,031,064
                                                                     -----------

CASH EQUIVALENT -- 2.8%
  BlackRock Liquidity Funds Temp Fund Portfolio -
    Institutional, 0.130% (A)
      (Cost $1,564,457) ..........................   1,564,457         1,564,457
                                                                     -----------

TOTAL INVESTMENTS-- 100.0%
  (Cost $45,180,568)(+) ..........................                   $56,608,455
                                                                     ===========

      PERCENTAGES ARE BASED ON NET ASSETS OF $56,617,799.
*     NON-INCOME PRODUCING SECURITY
(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.
ADR   AMERICAN DEPOSITARY RECEIPT
CL    CLASS
EAFE  EUROPE, AUSTRALASIA, FAR EAST
ETF   EXCHANGE TRADED FUND
MSCI  MORGAN STANLEY CAPITAL INTERNATIONAL
REIT  REAL ESTATE INVESTMENT TRUST
S&P   STANDARD & POOR'S
SPDR  STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $45,180,568, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11,812,385 AND $(384,498) RESPECTIVELY.

      AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

                                                                 LHI-QH-001-1200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functioms, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 ACT")) are effective, based on the evaluation of these controls and procedures required by rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 19134 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as definded in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially aggevted, or are reasonablu likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                   The Advisors' Inner Circle Fund II


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date: June 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)       /s/ Philip T. Masterson
                               --------------------------
                               Philip T. Masterson
                               President
Date: June 29, 2010


By (Signature and Title)       /s/ Michael Lawson
                               --------------------------
                               Michael Lawson
                               Treasurer, Controller and Chief Financial Officer
Date: June 29, 2010